Annual Operating Expenses - FidelityCanadaFund-AMCIZPRO - FidelityCanadaFund-AMCIZPRO - Fidelity Canada Fund	Dec. 30, 2024
Fidelity Advisor Canada Fund - Class A
Operating Expenses:
Management fee	1.05%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	1.32%
Fidelity Advisor Canada Fund - Class C
Operating Expenses:
Management fee	1.05%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	2.07%
Fidelity Advisor Canada Fund - Class M
Operating Expenses:
Management fee	1.05%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.02%	[2]
Total annual operating expenses	1.57%
Fidelity Advisor Canada Fund - Class I
Operating Expenses:
Management fee	1.02%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	1.04%
Fidelity Advisor Canada Fund - Class Z
Operating Expenses:
Management fee	0.91%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.93%

[1]
A The management fee comprises a basic fee , which may vary by class, that is adjusted up or down (subject to a maximum rate) based on the performance of the fund or a designated class of the fund relative to that of the S&P/TSX Composite Index. The basic fee covers administrative services previously provided under separate services agreements with the fund, for which 0.25%, 0.25%, 0.25%, 0.20%, and 0.09% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[2]	B Adjusted to reflect current fees.